UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2018

Date of reporting period:  November 30, 2017

Item 1. Schedule of Investments.

Collins Long/Short Credit Fund
Schedule of Investments
November 30, 2017 (Unaudited)

	Principal
	Amount	Value
BANK LOANS - 2.10%
Fram Group Holdings, Inc.
7.989% (3 Month US LIBOR + 6.750%), 12/23/2021 (a)	$721,875	$730,898
Reddy Ice Corp.
6.881% (3 Month US LIBOR + 5.500%), 04/01/2019 (a)	1,238,681	1,223,711
Westmoreland Coal Co.
7.833% (3 Month US LIBOR + 6.500%), 12/16/2020 (a)	992,386	547,470
TOTAL BANK LOANS (Cost $2,844,034)		2,502,079

CORPORATE BONDS - 49.77%
Accommodation - 6.02%
Caesars Growth Properties Holdings LLC
9.375%, 05/01/2022	5,000,000	5,385,000
Chester Downs & Marina LLC
9.250%, 02/01/2020 (b)	1,725,000	1,771,402
		7,156,402
Beverage and Tobacco Product Manufacturing - 4.42%
Carolina Beverage Group LLC
10.625%, 08/01/2018 (b)	3,530,000	3,580,744
Cott Beverages, Inc.
5.375%, 07/01/2022	1,609,000	1,673,434
		5,254,178
Broadcasting (except Internet) - 2.83%
Salem Media Group, Inc.
6.750%, 06/01/2024 (b)	193,000	195,171
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (b)	1,000,000	1,065,000
5.375%, 07/15/2026 (b)	2,000,000	2,097,500
		3,357,671
Chemical Manufacturing - 3.90%
Kraton Polymers LLC
10.500%, 04/15/2023 (b)	2,899,000	3,297,613
7.000%, 04/15/2025 (b)	260,000	281,450
NOVA Chemicals Corp.
5.250%, 06/01/2027 (b)(c)	1,046,000	1,059,075
		4,638,138
Clothing and Clothing Accessories Stores - 1.93%
Hot Topic, Inc.
9.250%, 06/15/2021 (b)	3,055,000	2,287,431

Computer and Electronic Product Manufacturing - 4.20%
EMC Corp.
1.875%, 06/01/2018	5,000,000	4,985,302

Fabricated Metal Product Manufacturing - 2.61%
Mueller Industries, Inc.
6.000%, 03/01/2027	3,000,000	3,097,500

Food and Beverage Stores - 0.48%
The Fresh Market, Inc.
9.750%, 05/01/2023 (b)	1,000,000	570,000

Hospitals - 0.79%
Tenet Healthcare Corp.
6.750%, 06/15/2023	1,000,000	938,730

Mining (except Oil and Gas) - 0.76%
Westmoreland Coal Co.
8.750%, 01/01/2022 (b)	1,909,000	902,003

Miscellaneous Manufacturing - 0.34%
Mallinckrodt International Finance SA
4.750%, 04/15/2023 (c)	500,000	409,375

Miscellaneous Store Retailers - 0.18%
PetSmart, Inc.
5.875%, 06/01/2025 (b)	250,000	216,250

Motion Picture and Sound Recording Industries - 0.13%
Netflix, Inc.
4.875%, 04/15/2028 (b)	150,000	148,500

Nonmetallic Mineral Product Manufacturing - 1.77%
Ardagh Packaging Finance PLC
6.000%, 06/30/2021 (b)(c)	2,042,000	2,105,812

Paper Manufacturing - 3.00%
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	3,500,000	3,563,438

Professional, Scientific, and Technical Services - 1.42%
Nielsen Finance LLC
4.500%, 10/01/2020	1,660,000	1,682,825

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.13%
Hexion, Inc.
10.000%, 04/15/2020	710,000	674,500
10.375%, 02/01/2022 (b)	2,500,000	2,313,250
13.750%, 02/01/2022 (b)	893,000	730,028
		3,717,778
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 1.59%
Guitar Center, Inc.
6.500%, 04/15/2019 (b)	2,000,000	1,887,500

Telecommunications - 5.81%
Clearwire Communications LLC
8.250%, 12/01/2040 (b)	4,405,000	4,436,275
HC2 Holdings, Inc.
11.000%, 12/01/2019 (b)	2,408,000	2,462,180
		6,898,455
Transportation Equipment Manufacturing - 4.46%
American Axle & Manufacturing, Inc.
6.500%, 04/01/2027 (b)	2,500,000	2,587,500
International Automotive Components Group SA
9.125%, 06/01/2018 (b)(c)	2,695,000	2,710,159
		5,297,659
TOTAL CORPORATE BONDS (Cost $60,617,455)		59,114,947

SHORT-TERM INVESTMENTS - 47.11%
Commercial Paper - 10.93%
Molson Coors Brewing Co.
1.584%, 12/11/2017 (d)	8,000,000	7,996,639
The Kansas City Southern Railway Co.
1.810%, 01/04/2018 (d)	5,000,000	4,991,114
		12,987,753
Money Market Fund - 36.18%	Shares
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.970% (e)(f)	42,968,816	42,968,816
TOTAL SHORT-TERM INVESTMENTS (Cost $55,956,944)		42,968,816

Total Investments (Cost $119,418,433) - 98.98%		117,573,595
Other Assets in Excess of Liabilities - 1.02%		1,208,344
TOTAL NET ASSETS - 100.00%		$118,781,939

Percentages are stated as a percent of net assets.

(a)	Variable rate security. The rate shown is as of November 30, 2017.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(c)	Foreign issued security.
(d)	Zero coupon bond. The effective yield is listed.
(e)	All or a portion of this security is pledged as collateral for securities sold short.
(f)	Seven day yield as of November 30, 2017.

Collins Long/Short Credit Fund
Schedule of Securities Sold Short
November 30, 2017 (Unaudited)

	Principal
	Amount	Value
SECURITIES SOLD SHORT - (9.12)%
Cable and Other Subscription Programming - (1.64)%
CSC Holdings LLC
5.250%, 06/01/2024	$(2,000,000)	$(1,954,375)
Clothing Stores - (0.91)%
L Brands, Inc.
5.625%, 10/15/2023	(1,000,000)	(1,081,250)
Grain and Oilseed Milling - (2.41)%
Post Holdings, Inc.
5.500%, 03/01/2025(a)	(993,000)	(1,033,961)
5.750%, 03/01/2027(a)	(1,780,000)	(1,825,034)
		(2,858,995)
Medical Equipment and Supplies Manufacturing - (2.40)%
DJO Finco, Inc.
8.125%, 06/15/2021 (a)	(3,000,000)	(2,855,625)
Other Miscellaneous Manufacturing - (0.80)%
Mattel, Inc.
3.150%, 03/15/2023	(1,000,000)	(945,070)
Semiconductor and Other Electronic Component Manufacturing - (0.96)%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022	(1,000,000)	(1,135,000)
Total Securities Sold Short (Proceeds $10,969,847)		$(10,830,315)

(a)	Securities issued pursuant to Rule 144A under Securities Act of 1933 and Regulation S under the Securities Act of 1933.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Collins Long/Short Credit Fund (the “Fund”) represents a distinct non-diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is absolute total returns over a complete market cycle. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund’s inception date was February 27, 2015 and it commenced for both the Institutional Class and Class A investment operations on March 1, 2015 shares. Class A shares are subject to an initial maximum sales charge of 5.00% imposed at the time of purchase and 0.50% may be charged on purchases greater than $1,000,000 redeemed within twelve months of purchase. Each class of shares has identical rights and privileges except with respect to distribution fees, shareholder servicing fees, sales charges, and voting rights on matters affecting a single class of shares. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Collins Capital Investments, LLC (the “Adviser”), the Fund’s investment adviser. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service (“Pricing Service”). Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service. Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the the exchange on which the security is primarily traded. Bank loans are valued at prices supplied by a Pricing Service, if available, and otherwise will be valued at the  close of trading. Rights and warrants are valued at the last sale price at the close of most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield 2 method.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2017:

Collins Long/Short Credit Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$-	$2,502,079	$-	$2,502,079
Commercial Paper	-	12,987,753	-	12,987,753
Corporate Bonds	-	59,114,947	-	59,114,947
Money Market Funds	42,968,816	-	-	42,968,816
Total Assets	$42,968,816	$74,604,779	$-	$117,573,595

Liabilities:
Securities Sold Short
Corporate Bonds	$-	$(10,830,315)	$-	$(10,830,315)
Total Liabilities	$-	$(10,830,315)	$-	$(10,830,315)

(1) See the Schedule of Investments for industry classifications

The Fund did not have any transfers between any levels for the period ended November 30, 2017. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value.

Beginning Balance - March 1, 2017	$944,000
Purchases	-
Sales	(1,016,222)
Realized Gains	72,222
Realized Losses	-
Change in unrealized appreciaition (depreciaition)	-
Transfer in/(out) of Level 3	-
Ending Balance - November 30, 2017	$-

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
John Buckel, President

Date   January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date   January 25, 2018

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  January 25, 2018

* Print the name and title of each signing officer under his or her signature.